PRINCIPAL ACCOUNTING POLICIES (Details 10) (ezTravel, CNY)		12 Months Ended		12 Months Ended
	Dec. 31, 2009 users	Dec. 31, 2012 Trademark	Dec. 31, 2009 Trademark	Dec. 31, 2009 Customer list
Purchase Price Allocation
Fair value	45,700,613		40,645,235	5,055,378
Useful lives				3 years
Registered users on website	500,000
Registered trademark renewal period		10 years
Domain name update period		2 years